Financial structure and financial costs - Foreign exchange risk sensitivity (Details) $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022	Dec. 31, 2022 $ / €	Dec. 31, 2022 $ / £	Dec. 31, 2022 $ / ₽	Dec. 31, 2021 USD ($)	Dec. 31, 2021 $ / €	Dec. 31, 2021 $ / £	Dec. 31, 2021 $ / ₽	Dec. 31, 2020 USD ($)	Dec. 31, 2020 $ / €	Dec. 31, 2020 $ / £	Dec. 31, 2020 $ / ₽
Sensitivity analysis
Shareholders' equity at historical exchange rate	$ 124,560					$ 124,407				$ 113,958
Currency translation adjustment before net investment hedge	(12,831)					(12,666)				(10,279)
Net investment hedge - open instruments	(5)					(5)				23
Shareholders' equity at exchange rate as of the end of the period	111,724					111,736				103,702
Foreign exchange risk
Sensitivity analysis
Exchange rates			0.94	0.83	74.01		0.88	0.74	75.31		0.81	0.73	74.54
Impact on shareholders equity and net income
Reasonably possible increase in risk assumption (as a percent)		10.00%
Reasonably possible decrease in risk assumption (as a percent)		(10.00%)
Euro
Sensitivity analysis
Shareholders' equity at historical exchange rate	15,835					24,617				28,893
Currency translation adjustment before net investment hedge	(7,170)					(4,239)				(2,448)
Net investment hedge - open instruments	(5)					(5)				23
Shareholders' equity at exchange rate as of the end of the period	8,660					20,373				26,468
Euro | Foreign exchange risk
Impact on shareholders equity and net income
Impact of an increase in exchange rates on shareholders' equity	866
Impact of an increase in exchange rates on net income (TotalEnergies share)	(150)
Impact of a decrease in exchange rates on shareholders' equity	(866)
Impact of a decrease in exchange rates on net income (TotalEnergies share)	150
U.S. Dollar
Sensitivity analysis
Shareholders' equity at historical exchange rate	88,902					70,030				60,613
Shareholders' equity at exchange rate as of the end of the period	88,902					70,030				60,613
Pound Sterling
Sensitivity analysis
Shareholders' equity at historical exchange rate	6,258					6,064				4,494
Currency translation adjustment before net investment hedge	(2,463)					(1,902)				(1,726)
Shareholders' equity at exchange rate as of the end of the period	3,795					4,162				2,768
Pound Sterling | Foreign exchange risk
Impact on shareholders equity and net income
Impact of an increase in exchange rates on shareholders' equity	380
Impact of an increase in exchange rates on net income (TotalEnergies share)	275
Impact of a decrease in exchange rates on shareholders' equity	(380)
Impact of a decrease in exchange rates on net income (TotalEnergies share)	(275)
Ruble
Sensitivity analysis
Shareholders' equity at historical exchange rate	45					10,596				9,913
Currency translation adjustment before net investment hedge	(30)					(4,281)				(4,253)
Shareholders' equity at exchange rate as of the end of the period	15					6,315				5,660
Ruble | Foreign exchange risk
Impact on shareholders equity and net income
Impact of an increase in exchange rates on shareholders' equity	2
Impact of an increase in exchange rates on net income (TotalEnergies share)	(581)
Impact of a decrease in exchange rates on shareholders' equity	(2)
Impact of a decrease in exchange rates on net income (TotalEnergies share)	581
Other currencies
Sensitivity analysis
Shareholders' equity at historical exchange rate	13,520					13,100				10,045
Currency translation adjustment before net investment hedge	(3,168)					(2,244)				(1,852)
Shareholders' equity at exchange rate as of the end of the period	$ 10,352					$ 10,856				$ 8,193